SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

May 18, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020

Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030

Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040

Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050

Fund and BlackRock LifePath® Index 2055 Fund, each a series of BlackRock

Funds III

Securities Act File No. 33-54126; Investment Company Act File No. 811-07332

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund and BlackRock LifePath® Index 2055 Fund (the “Funds”), dated April 30, 2015, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on May 5, 2015 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5856.

Very truly yours,

/s/ Ellen W. Harris
Ellen W. Harris

cc:	Benjamin Archibald, Esq.
John	A. MacKinnon, Esq.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.